WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
WARRANTS
11.	WARRANTS

Equity Classified

During December 2020, in connection with the Loan and Security Agreement (see Note 10), the Company issued warrants to acquire 13,432 shares of common stock at an exercise price of $11.62 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The estimated fair value of these warrants was $496 at issuance, reflected as equity in the consolidated balance sheets within additional paid-in capital, with a corresponding entry to deferred issuance costs within prepaids and other current assets.

During 2016, the Company issued warrants to acquire 51,184 shares of Common Stock at an exercise price of approximately $0.82 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The estimated fair value of these warrants was $23 at issuance, reflected as equity in the consolidated balance sheets within additional paid-in capital.

The warrants are classified as equity in accordance with ASC 480, Distinguishing Liabilities from Equity, as the agreements provide for the settlement of the instruments in shares of common stock. The warrants are required to be measured at fair value at inception and recorded as a component of equity in the consolidated balance sheets. The warrants have not been exercised as of March 31, 2021.

Liability Classified

During 2015, the Company issued warrants to acquire 33,774 shares of Series B Preferred Stock at an exercise price of approximately $1.80 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The fair value of the warrants was $2,255 and $1,466 as of March 31, 2021 and December 31, 2020, respectively, and none have been exercised.

During 2016, the Company issued warrants to acquire 13,090 shares and 77,198 shares of Series C and D Preferred Stock, respectively, at an exercise price of $2.25 and $19.05 per share, respectively, as a sales incentive for entering into a development agreement with a current customer. The warrants vest as certain milestones within the development agreement are achieved and cost associated with the vesting of the warrants is recognized as a reduction in revenues within the condensed consolidated statements of operations and comprehensive loss as the related revenue is recognized. The cost associated with the remeasurement of the vested warrants to fair value is recognized within other (expense) income, net within the condensed consolidated statements of operations and comprehensive loss. As of March 31, 2021, all warrants to purchase shares of Series C Preferred Stock and Series D Preferred Stock were vested. As of December 31, 2020, warrants to purchase 9,600 shares of Series C Preferred Stock and 56,612 shares of Series D Preferred Stock were vested. The estimated fair value of the vested warrants was $5,026 and $2,433 as of March 31, 2021 and December 31, 2020, respectively, and none have been exercised.

The above warrants are classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity, as the agreements provide for net cash settlement upon a change in control, which is outside the control of the Company. The warrants are required to be remeasured to fair value at each reporting period with any changes in fair value recorded within other (expense) income, net within the condensed consolidated statements of operations and comprehensive loss and the fair value reported as a liability in the condensed consolidated balance sheets.

11.	WARRANTS

Equity Classified

During 2020, in connection with the Loan and Security Agreement (see Note 10), the Company issued warrants to acquire 13,432 shares of common stock at an exercise price of $11.62 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The estimated fair value of these warrants was $496 at issuance, reflected as equity in the consolidated balance sheets within additional paid-in capital, with a corresponding entry to deferred issuance costs within prepaids and other current assets.

During 2016, the Company issued warrants to acquire 51,184 shares of Common Stock at an exercise price of approximately $0.82 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The estimated fair value of these warrants was $23 at issuance, reflected as equity in the consolidated balance sheets within additional paid-in capital.

The warrants are classified as equity in accordance with ASC 480, Distinguishing Liabilities from Equity, as the agreements provide for the settlement of the instruments in shares of common stock. The warrants are required to be measured at fair value at inception and recorded as a component of equity in the consolidated balance sheets. The warrants have not been exercised as of December 31, 2020.

Liability Classified

During 2015, the Company issued warrants to acquire 33,774 shares of Series B Preferred Stock at an exercise price of approximately $1.80 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The fair value of the warrants was $1,466 and $515 as of December 31, 2020 and 2019, respectively, and none have been exercised.

During 2016, the Company issued warrants to acquire 13,090 shares and 77,198 shares of Series C and D Preferred Stock, respectively, at an exercise price of $2.25 and $19.05 per share, respectively, as a sales incentive for entering into a development agreement with a current customer. The warrants vest as certain milestones within the development agreement are achieved and cost associated with the vesting of the warrants is recognized as a reduction in revenues within the consolidated statements of operations and comprehensive loss as the related revenue is recognized. The cost associated with the remeasurement of the vested warrants to fair value is recognized within other (expense) income, net within the consolidated statements of operations and comprehensive loss. As of December 31, 2020, warrants to purchase 9,600 shares of Series C Preferred Stock and 56,612 shares of Series D Preferred Stock were vested. As of December 31, 2019, warrants to purchase 7,636 shares of Series C Preferred Stock and 45,032 shares of Series D Preferred Stock were vested. The estimated fair value of the vested warrants was $2,433 and $769 as of December 31, 2020 and 2019, respectively, and none have been exercised.

The above warrants are classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity, as the agreements provide for net cash settlement upon a change in control, which is outside the control of the Company. The warrants are required to be remeasured to fair value at each reporting period with any changes in fair value recorded within other (expense) income, net within the consolidated statements of operations and comprehensive loss and the fair value reported as a liability in the consolidated balance sheets.